Component of Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
	$ (1,026,307)	$ (93,887)	$ (1,441,576)	$ (188,252)	$ (915,852)	$ (409,440)
					1,001,560
					85,708	(409,440)
Deferred Income Tax Expense (Benefit)					117,590
Income Tax Expense (Benefit)	$ (13,647)		$ 110		$ 117,590